Note 13 - Earnings Per Share (Details) - Weighted Average Shares Outstanding	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted average shares outstanding:
Basic (in Shares)	135,300	92,600
Convertible securities (1)	0	0
Diluted	135,300	92,600